Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Business Description [Abstract]
Schedule of Subsidiaries and Variable Interest Entities	The consolidated financial statements reflect the activities of the Company and each of the following entities:
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
Global Mentor Board Information Technology Limited (“GMB HK”)	March 22, 2019	HK	100%	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ”)	June 3, 2019	PRC	100%	Holding company of GIOP BJ
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”)	December 22, 2021	PRC	75%	Educational Consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”)	October 8, 2021	HK	100%	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”)	October 15, 2021	PRC	100%	New Energy Investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”)	November 23, 2021	PRC	100%	New Energy Investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”)	November 8, 2021	PRC	39.35%	Manufacture of Lithium Battery Materials
Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”)	September 1, 2011	PRC	39.35%	Manufacture of Lithium Battery Materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”)	April 26, 2022	PRC	20.07%	Manufacture of Lithium Battery Materials
Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”)	December 13, 2022	PRC	39.35%	Research and Development
Variable Interest Entity (“VIE”) and subsidiaries of VIE
Global Mentor Board (Beijing) Information Technology Co., Ltd. (“SDH” or “VIE”)	December 5, 2014	PRC	VIE	peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”)	November 1, 2017	PRC	100% by VIE	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”)	June 30, 2017	PRC	51% by VIE	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”)	June 22, 2017	PRC	51% by VIE	cultural and artistic exchanges and planning, conference services provider
Shidong (Beijing) Information Technology Co., LTD. (“GMB (Beijing)”)	June 19, 2018	PRC	100% by VIE	information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”)	August 29, 2018	PRC	30.6% by VIE	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“Zibo Shidong”)	October 16, 2020	PRC	100% by VIE	Technical services provider
Shidong Trading Service (Zhejiang) Co., Ltd. (“Shidong Trading”)	April 19, 2021	PRC	Deregistered in November 2022	Sale of Merchandise
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”)	November 29, 2021	PRC	51% by VIE	Business Incubation Services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”)	July 27, 2021	PRC	51% by VIE	Enterprise Information Technology Integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”)	January 7, 2022	PRC	100% by VIE	Health Services
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”)	March 4, 2022	PRC	51% by VIE	Agricultural Technology Service

Schedule of Balance Sheets	The following financial statements of the VIE and VIE’s subsidiaries were included in the consolidated financial statements as of December 31, 2022 and 2021 and for the year ended December 31, 2022, 2021 and 2020:
	As of December 31,
	2022	2021
Cash and cash equivalents	$336,871	$3,870,916
Accounts receivable, net	200,539	6,861,672
Inventories	3,590	2,865,958
Due from related parties	391,982	52,268
Prepaid expenses and other current assets	2,537,524	3,002,698
Total current assets	3,470,506	16,653,512

Long term prepayments and other non-current assets	14,358	-
Plant, property and equipment, net	2,874,500	3,351,321
Intangible assets, net	31,036	3,594,977
Long-term investments	3,019,281	5,381,441
Operating lease right-of-use assets	-	224,773
Deferred tax assets	-	852,037
Total non-current assets	5,939,175	13,404,549

Total assets	$9,409,681	$30,058,061

Accounts payable	$50,953	$34,486
Deferred revenue	222,605	179,407
Deferred revenue - related parties	347,471	-
Deferred government subsidy	2,871,665	-
Income taxes payable	506,638	1,076,518
Due to related parties	96,627	-
Operating lease liabilities, current	-	99,569
Accrued expenses and other current liabilities	293,699	313,685
Total current liabilities	4,389,658	1,703,665

Total liabilities	$4,389,658	$1,703,665

Schedule of Income Statement
	For the years ended December 31,
	2022	2021	2020
Total net revenue	$613,679	$7,409,272	$23,107,340
Net (loss) income	$(15,438,135)	$(5,629,408)	$11,931,079

Schedule of Cash Flow
	For the years ended December 31,
	2022	2021	2020
Net cash (used in) provided by operating activities	$(3,320,442)	$2,314,408	$6,998,407
Net cash used in investing activities	$-	$(3,025,281)	$(6,493,837)
Net cash provided by financing activities	$-	$-	$119,996